Antonio Alberti
Managing Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

October 31, 2007

CERTNYS 001-33751

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, China Nepstar Chain Drugstore Ltd., American Depositary Shares (Each representing two ordinary shares, par value $0.01 per share) and Ordinary Shares, par value $0.01 per share (application for the Ordinary shares, par value $0.01 per share is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 8, 2007. Tentative listing date – November 11, 2007.

Sincerely,

Antonio Alberti

END